Basis of Accounting - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 01, 2021	Dec. 31, 2019
Basis of Preparation [Line Items]
Profit (loss)	€ (62,800)	€ (223,777)	€ (11,402)
Cash and cash equivalents	83,308	113,865	€ 22,338		€ 6,448
Positive total equity balance	169,150	131,072		€ 216,028
Capitalized development costs	49,537	€ 31,514
Undiscounted Operating Lease Payments Decrease	9,603
Wall Box Chargers, S.L.U. [Member]
Basis of Preparation [Line Items]
Profit (loss)	62,800
Retained earnings accumulated deficit	306,696
Cash and cash equivalents	83,308
Positive total equity balance	€ 169,150